SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note payable	$ 24,517	$ 2,529,148
Less deferred loan fees - Ethos Management Inc.		(116,940)
Less current portion	(9,709)	(9,425)
Long-term portion	14,808	2,402,783
Ethos Management INC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note payable		2,499,999
Mercedes Benz [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note payable	$ 24,517	$ 29,149